Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY<br/><br/>Janus Henderson Global Technology Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Global Technology Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES <br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/> (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 145 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
  companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
  companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.
Some of the industries and companies likely to be represented in the Fund’s portfolio include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.

The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. From time to time, the Fund may invest in shares of companies through initial public offerings.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward currency contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.

		The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2018, approximately 13.0% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets IndexSM).

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk.  Although the Fund does not concentrate its investments in specific industries or industry sectors, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. The Fund may use derivatives, including forward currency contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on January 27, 2017.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to January 27, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to January 27, 2017, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. <br/><br/>The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	 janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 26.81% Worst Quarter: 4th Quarter 2018 – 16.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the S&P 500® Index. The Fund also compares its performance to the MSCI All Country World Information Technology Index. The indices are described below.
  The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
  The MSCI All Country World Information Technology Index is a capitalization weighted index that measures the performance of information technology securities from developed market countries and emerging market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	$ 1,729
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 671
3 Years	rr_ExpenseExampleNoRedemptionYear03	875
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	$ 2,062
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	$ 1,455
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
2009	rr_AnnualReturn2009	57.29%
2010	rr_AnnualReturn2010	24.57%
2011	rr_AnnualReturn2011	(8.54%)
2012	rr_AnnualReturn2012	19.28%
2013	rr_AnnualReturn2013	35.21%
2014	rr_AnnualReturn2014	9.27%
2015	rr_AnnualReturn2015	4.49%
2016	rr_AnnualReturn2016	13.71%
2017	rr_AnnualReturn2017	44.65%
2018	rr_AnnualReturn2018	0.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.30%)
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
5 Years	rr_AverageAnnualReturnYear05	12.12%
10 Years	rr_AverageAnnualReturnYear10	17.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	12.67%
10 Years	rr_AverageAnnualReturnYear10	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	13.31%
10 Years	rr_AverageAnnualReturnYear10	18.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	13.77%
10 Years	rr_AverageAnnualReturnYear10	18.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.98%
5 Years	rr_AverageAnnualReturnYear05	13.60%
10 Years	rr_AverageAnnualReturnYear10	18.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	13.60%
10 Years	rr_AverageAnnualReturnYear10	18.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	11.28%
10 Years	rr_AverageAnnualReturnYear10	17.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	15.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | S&P 500® Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500<sup>®</sup> Index
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
Janus Henderson Global Technology Fund | Class A, C, S, I, N, T Shares | MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Information Technology Index
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
5 Years	rr_AverageAnnualReturnYear05	12.24%
10 Years	rr_AverageAnnualReturnYear10	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.